Risk/Return Detail Data - NCCMTGovernmentPortfolio-PROStandAlone - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Aug. 29, 2026	Aug. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 29, 2026	Aug. 29, 2026
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | North Carolina Capital Management Trust - Government Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.138%
Distribution and Service (12b-1) Fees		0.065%
Other Expenses (as a percentage of Assets):		0.002%
Expenses (as a percentage of Assets)		0.205%
Fee Waiver or Reimbursement	[1]	(0.065%)
Net Expenses (as a percentage of Assets)		0.14%
Expense Example, with Redemption, 1 Year		$ 14
Expense Example, with Redemption, 3 Years		45
Expense Example, with Redemption, 5 Years		92
Expense Example, with Redemption, 10 Years		$ 238
Average Annual Return, Label [Optional Text]			Government Portfolio
Average Annual Return, Percent			4.22%											3.18%	2.11%
Annual Return [Percent]				4.22%	5.19%	5.05%	1.55%	0.01%	0.39%	2.08%	1.72%	0.74%	0.32%
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Government Portfolio
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity and to maintain a constant net asset value of $1.00 per share.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Oct. 31, 2029
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as permitted by North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0712, as amended (the Code). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. Investing only in securities that are authorized for investment by units of local governments pursuant to North Carolina General Statute 159-30(c)(8) and 20 North Carolina Administrative Code 3.0712, as amended. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. A repurchase agreement entered into by the fund may be collateralized by U.S. Government securities or cash.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		1.78%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		1.33%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2021
Lowest Quarterly Return		none
Performance Table Heading		Average Annual Returns
Document Type		485BPOS
Registrant Name		The North Carolina Capital Management Trust

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.14% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through October 31, 2029 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.